Parent Company Only - Statements of Condition (Details) - TrustCo Bank Corp NY [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Cash in subsidiary bank	$ 167,203	$ 32,083
Investments in subsidiaries	524,309	649,373
Securities available for sale	55	49
Other assets	913	890
Total assets	692,480	682,395
Liabilities and shareholders’ equity:
Accrued expenses and other liabilities	6,052	6,052
Total liabilities	6,052	6,052
Shareholders’ equity	686,428	676,343
Total liabilities and shareholders’ equity	$ 692,480	$ 682,395